Business Acquisition (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for Alpha Predictions and the fair values of the assets acquired and liabilities assumed recognized at the acquisition date.

Consideration
Cash	$1,438
Fair value of total consideration transferred	1,438

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	3,127
Accounts receivable	26,155
Prepaid expenses	7,488
Property and equipment	11,048
Intangible asset – purchased software	2,905,668
Accounts payable	(26,067)
Accrued expenses and other current liabilities	(2,924,288)
Income tax provision, current	(7,713)
Total identifiable net assets	(4,582)
Goodwill	$6,020

The following table summarizes the consideration paid for Alpha Predictions and the fair values of the assets acquired and liabilities assumed recognized at the acquisition date.

Consideration
Cash	$1,438
Fair value of total consideration transferred	1,438

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	3,127
Accounts receivable	26,155
Prepaid expenses	7,488
Property and equipment	11,048
Intangible asset – purchased software	2,905,668
Accounts payable	(26,067)
Accrued expenses and other current liabilities	(2,924,288)
Income tax provision, current	(7,713)
Total identifiable net assets	(4,582)
Goodwill	$6,020

Schedule of Supplemental Pro-Forma

The revenue and net loss of the combined entity had the acquisition date been July 1, 2017, are as follows:

	For the Years Ended
	June 30,
	2019	2018
Supplemental pro forma:
Revenue	$4,554,594	$1,245,556
(Loss) Income	$(2,959,165)	$(829,656)